Consolidated Statements of Income (Parenthetical) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009
Cost of product	$ 327,371	[1],[2]	$ 246,476	[1],[2]	$ 238,874	[1],[2]
Operation and maintenance	119,104	[1],[2]	103,887	[1],[2]	106,590	[1],[2]
General and administrative	39,114	[1],[2]	29,640	[1],[2]	33,171	[1],[2]
Interest expense	30,345	[1],[3]	18,794	[1],[3]	9,955	[1],[3]
Subordinated Units End Date	8/15/2011
Affiliates Anadarko
Cost of product	83,722	[4]	95,667	[4]	94,999	[4]
Operation and maintenance	51,339	[5]	46,379	[5]	41,444	[5]
General and administrative	31,855	[6]	23,807	[6]	27,408	[6]
Interest expense	$ 4,935	[7]	$ 6,924	[7]	$ 9,096	[7]

[1]	Financial information for the year ended December 31, 2011, has been recast to include the financial position and results attributable to the MGR assets, and the financial information for the years ended December 31, 2010 and 2009, has been recast to include the financial position and results attributable to the Bison and MGR assets. See Note 2.
[2]	Cost of product includes product purchases from Anadarko (as defined in Note 1) of $83.7 million, $95.7 million and $95.0 million for the years ended December 31, 2011, 2010 and 2009, respectively. Operation and maintenance includes charges from Anadarko of $51.3 million, $46.4 million and $41.4 million for the years ended December 31, 2011, 2010 and 2009, respectively. General and administrative includes charges from Anadarko of $31.9 million, $23.8 million and $27.4 million for the years ended December 31, 2011, 2010 and 2009, respectively. See Note 5.
[3]	Includes affiliate (as defined in Note 1) interest expense of $4.9 million, $6.9 million and $9.1 million for years ended December 31, 2011, 2010 and 2009, respectively. See Note 10.
[4]	Represents amounts recognized under gathering, treating or processing agreements, and purchase and sale agreements.
[5]	Represents expenses incurred under the services and secondment agreement, as applicable.
[6]	Represents general and administrative expense incurred under the omnibus agreement, as applicable.
[7]	Represents interest expense recognized on the note payable to Anadarko.